Cover	Sep. 11, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42837
Entity Registrant Name	OTG Acquisition Corp. I
Entity Central Index Key	0002077010
Entity Tax Identification Number	98-1868600
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	12003 Cielo Court
Entity Address, City or Town	Palm Beach Gardens
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33418
City Area Code	(917)
Local Phone Number	488-5629
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value per share, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value per share, and one-half of one redeemable warrant
Trading Symbol	OTGAU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the units
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	OTGA
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	OTGAW
Security Exchange Name	NASDAQ